Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 775,246	$ 1,500,148
Accounts receivable, net		1,360,656	2,131,371
Deposits, prepayments and other receivables, net		2,597,017	6,358,344
Total current assets		4,764,543	9,991,662
Non-current assets
Plant and equipment, net		13,814	19,609
Intangible assets, net		926,852	37,333
Goodwill		1,118,038
Right-of-use assets, operating leases		258,967	34,143
Long-term investments, net		100,444
Total non-current assets		2,418,115	91,085
TOTAL ASSETS		7,182,658	10,082,747
Current liabilities
Bank loans - current		1,462,204	1,587,680
Other borrowings - current		321,936	432,241
Receipt in advance		91,984	139,341
Lease liabilities - current		54,017	34,143
Accruals and other payables		1,007,470	264,532
Total current liabilities		5,697,790	5,681,608
Non-current liabilities
Other borrowings – non-current			208,116
Lease liabilities – non-current		204,950
Total non-current liabilities		204,950	208,116
TOTAL LIABILITIES		5,902,740	5,889,724
Commitments and contingencies
SHAREHOLDERS’ EQUITY**
Additional paid-in capital	[1]	21,592,418	17,075,568
Accumulated other comprehensive income	[1]	140,879	277,912
Accumulated deficit	[1]	(28,501,074)	(21,208,152)
Total shareholders’ equity	[1]	1,279,918	4,193,023
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,182,658	10,082,747
Common Class A [Member]
SHAREHOLDERS’ EQUITY**
Ordinary shares, value	[1]	8,047,695	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY**
Ordinary shares, value	[1]
Related Party [Member]
Current assets
Due from related parties		31,624	1,799
Current liabilities
Accounts payable		30,648
Due to related parties		328,307	90,589
Loan - related party		1,162,920	1,295,287
Nonrelated Party [Member]
Current liabilities
Accounts payable		$ 1,238,304	$ 1,837,795

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.